UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22754

Morgan Creek Series Trust

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)                                       (Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s Telephone Number, including area code (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.
The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Tactical Allocation Fund
Schedule of Investments
December 31, 2013 (UNAUDITED)

	Shares	Value ($)

Long Positions 123.1%

Common Stocks 95.1%

Consumer Discretionary 38.9%

Automobiles 3.5%
General Motors Co.*	19,486	796,393
Toyota Motor Corp. (ADR)	5,019	611,916
		1,408,309
Hotels, Restaurants & Leisure 5.0%
Caesars Entertainment Corp.*	19,966	430,068
Las Vegas Sands Corp.	5,103	402,474
Melco Crown Entertainment Ltd. (ADR)*	10,383	407,221
MGM Resorts International*	18,707	439,989
OPAP SA	26,654	354,578
		2,034,330
Household Durables 0.9%
Panasonic Corp. (ADR)	31,671	369,284

Internet & Catalog Retail 7.8%
Amazon.com, Inc.*	2,026	807,949
priceline.com, Inc.*	656	762,534
Vipshop Holdings Ltd. (ADR)*	19,204	1,606,991
		3,177,474
Media 17.9%
CBS Corp. Class B	13,203	841,559
Charter Communications, Inc. Class A*	3,067	419,443
Comcast Corp. Class A	7,860	408,445
DISH Network Corp. Class A*	14,043	813,371
Liberty Global PLC Class A*	9,170	816,038
Liberty Media Corp. Class A*	5,004	732,836
Time Warner Cable, Inc.	3,021	409,345
Time Warner, Inc.	11,755	819,559
Tribune Co.*	5,200	402,480
Twenty-First Century Fox, Inc. Class A	23,276	818,850
Walt Disney Co. (The)	10,878	831,079
		7,313,005
Multiline Retail 1.9%
Dollar General Corp.*	13,144	792,846

Textiles, Apparel & Luxury Goods 1.9%
Carter's, Inc.	10,942	785,526

Consumer Staples 2.0%

Personal Products 2.0%
Herbalife Ltd.	10,256	807,147

Energy 5.8%

Oil, Gas & Consumable Fuels 5.8%
Alpha Natural Resources, Inc.*	28,730	205,132
Arch Coal, Inc.	44,520	198,114
Cabot Oil & Gas Corp.	4,802	186,126
Continental Resources, Inc.*	3,598	404,847
EOG Resources, Inc.	1,203	201,912

Morgan Creek Tactical Allocation Fund
Schedule of Investments (continued)
December 31, 2013 (UNAUDITED)

EQT Corp.	1,889	169,594
Kodiak Oil & Gas Corp.*	35,473	397,652
Oasis Petroleum, Inc.*	8,568	402,439
Peabody Energy Corp.	10,237	199,929
		2,365,745
Financials 9.2%

Capital Markets 0.8%
Nomura Holdings, Inc. (ADR)	43,669	339,308

Commercial Banks 4.2%
Mitsubishi UFJ Financial Group, Inc. (ADR)	50,947	340,326
Mizuho Financial Group, Inc. (ADR)	75,693	330,022
Piraeus Bank SA*	174,794	367,910
Sumitomo Mitsui Financial Group, Inc. (ADR)	65,413	686,182
		1,724,440
Insurance 2.0%
American International Group, Inc.	15,646	798,728

Real Estate Management & Development 2.2%
E-House China Holdings Ltd. (ADR)	34,105	514,303
Realogy Holdings Corp.*	7,523	372,163
		886,466

Health Care 6.1%

Biotechnology 1.3%
AP Pharma, Inc.*	795,420	353,962
Chimerix, Inc.*	10,880	164,397
		518,359

Pharmaceuticals 4.8%
Depomed, Inc.*	91,022	963,012
Flamel Technologies SA (ADR)*	19,538	157,281
Valeant Pharmaceuticals International, Inc.*	7,075	830,605
		1,950,898

Industrials 10.7%

Aerospace & Defense 2.0%
TransDigm Group, Inc.	4,951	797,210

Airlines 5.9%
American Airlines Group, Inc.*	32,455	819,489
Delta Air Lines, Inc.	29,137	800,393
United Continental Holdings, Inc.*	21,309	806,120
		2,426,002
Machinery 2.8%
Colfax Corp.*	13,167	838,606
IHI Corp.	75,000	323,331
		1,161,937

Information Technology 15.1%

Communications Equipment 2.0%
QUALCOMM, Inc.	10,992	816,156

Internet Software & Services 6.5%
58.com, Inc. (ADR)*	9,294	356,332
Bitauto Holdings Ltd. (ADR)*	11,217	358,495
Qihoo 360 Technology Co., Ltd. (ADR)*	7,810	640,811
SouFun Holdings Ltd. (ADR)	11,776	970,460
YY, Inc. (ADR)*	6,888	346,329
		2,672,427

Morgan Creek Tactical Allocation Fund
Schedule of Investments (continued)
December 31, 2013 (UNAUDITED)

IT Services 4.6%
Digital Garage, Inc.	10,200	264,710
FleetCor Technologies, Inc.*	6,412	751,294
Mastercard, Inc. Class A	1,020	852,169
		1,868,173

Semiconductors & Semiconductor Equipment 2.0%
Micron Technology, Inc.*	36,617	796,786

Materials 3.3%

Chemicals 2.9%
Monsanto Co.	3,399	396,153
WR Grace & Co.*	8,080	798,870
		1,195,023

Metals & Mining 0.4%
Gerdau SA (ADR)	20,475	160,524

Telecommunication Services 4.0%

Wireless Telecommunication Services 4.0%
SBA Communications Corp. Class A*	9,015	809,907
Vodafone Group PLC (ADR)	20,596	809,629
		1,619,536
Total Common Stocks (Cost $36,220,574)		38,785,639

Warrants 1.5%

Financials 1.5%

Commercial Banks 1.5%
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $709,744)	381,390	587,639

Closed-End Investment Company 1.7%
Morgan Stanley China A Share Fund (Cost $655,468)	29,010	690,728

Exchange-Traded Funds 22.3%
First Trust ISE-Revere Natural Gas Index Fund	33,406	651,417
Global X FTSE Greece 20 Fund	14,922	336,193
iShares China Large-Cap Fund	17,660	677,261
iShares Europe Fund	14,229	675,166
iShares MSCI France Fund	11,708	333,093
iShares MSCI Italy Capped Fund	43,145	672,631
iShares MSCI Spain Capped Fund	17,631	680,028
Market Vectors Africa Index Fund	10,381	320,981
Market Vectors Oil Service Fund	12,785	614,575
Market Vectors Russia Fund	22,666	654,367
ProShares UltraShort Yen Fund*	20,130	1,427,418
WisdomTree India Earnings Fund	40,208	701,227
WisdomTree Japan Hedged Equity Fund	26,816	1,363,325
Total Exchange-Traded Funds (Cost $8,690,317)		9,107,682

Short-Term Investments 2.5%
SSgA Prime Money Market Fund, 0.06% **	1,026,831	1,026,831
Total Short-Term Investments (Cost $1,026,831)		1,026,831

Morgan Creek Tactical Allocation Fund
Schedule of Investments (continued)
December 31, 2013 (UNAUDITED)

	% of Net Assets	Value ($)

Total Long Positions (Cost $47,302,934) †	123.1	50,198,519
Other Assets and Liabilities, Net	5.7	2,328,756
Securities Sold Short	(28.8)	(11,743,425)
Net Assets	100.0	40,783,850

†
The cost for federal income tax purposes was $47,302,934.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $2,895,585.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,247,244 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $351,659.

	Shares	Value ($)

Securities Sold Short 28.8%

Common Stocks 1.0%

Information Technology 1.0%

IT Services 1.0%
International Business Machines Corp. (Proceeds $395,345)	2,239	419,969

Exchange-Traded Funds 27.8%
iShares MSCI ACWI Fund	61,643	2,877,495
ProShares Ultra QQQ Fund	20,879	2,079,549
ProShares Ultra S&P500 Fund	62,075	6,366,412
Total Exchange-Traded Funds (Proceeds $10,715,524)		11,323,456
Total Securities Sold Short (Proceeds $11,110,869)		11,743,425

*	Non-income producing security.

**	Current yield; not a coupon rate.

ACWI:	All Country World Index

ADR:	American Depository Receipt

FTSE:	Financial Times Stock Exchange

MSCI:	Morgan Stanley Capital Institutional

Morgan Creek Tactical Allocation Fund
Notes to Schedule of Investments

Security Valuation

Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day then exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), are categorized as Level 2. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds ("ETFs") and Closed-Investment Companies  are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair Value Measurements

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At December 31, 2013, there were no  Level 3 classes of investments with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 – Valuations based primarily on inputs that are unobservable and significant (including the Portfolio’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the  investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$38,785,639	$—	$—	$38,785,639
Warrants	587,639	—	—	587,639
Closed-End Investment Company	690,728	—	—	690,728
Exchange-Traded Funds	9,107,682	—	—	9,107,682
Short-Term Investments	1,026,831	—	—	1,026,831
Total Investments	$50,198,519	$—	$—	$50,198,519

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short, at value	$(11,743,425)	$—	$—	$(11,743,425)
Total Investments	$(11,743,425)	$—	$—	$(11,743,425)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	February 27, 2014

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 27, 2014